Fair Value of Financial Instruments - Private Warrants and Working Capital Warrants (Details)	Dec. 31, 2022
Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private warrants and working capital warrants unobservable input	0.096
Dividend yield (per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Private warrants and working capital warrants unobservable input	0